Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in USD)	December 31, 2024	December 31, 2025
Prepaid wallet service fee (i)	764,717	2,137,204
Wallet service usage fee receivables (ii)	781,291	376,520
Prepaid IT related expenses	341,045	359,482
Office sub-lease receivables (iii)	1,445,941	2,678,923
Office rent deposit	659,195	674,878
Insurance expenses	7,904	248,647
Other	265,707	150,544
Total prepaid expense and other current assets	4,265,800	6,626,198
(i)	Prepaid wallet service fee represent credits for technical services provided by Cobo. The measurement of prepaid service credit is disclosed in Note 16.

(ii)	The balances represent receivables arising from wallet service fee reimbursement from third parties (Note 6).

(iii)	The balances represent receivables arising from office sub-lease expense reimbursement from third parties.